Discontinued operations - Narrative (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 02, 2025 USD ($)	Sep. 01, 2024 USD ($)	Jun. 28, 2024 USD ($)	Mar. 01, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jun. 26, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 01, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jul. 01, 2023 USD ($)	Jun. 07, 2023 USD ($) property	Jun. 02, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) from discontinued operations							$ (5,786)	$ (51,382)
Disposed of by sale | Focused Investment Partners, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration													$ 400
Disposed of by sale | GG Real Estate, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration												$ 500
Number of properties sold | property												2
Disposed of by sale | Los Suenos Farms, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration						$ 1,500
Disposed of by sale | Colorado asset group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) from discontinued operations						$ (2,000)
Disposed of by sale | Kentucky
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) from discontinued operations							3,900
Impairment of long-lived assets								$ 7,200
Disposed of by sale | Adult-Use Maine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration										$ 100
Net gain (loss) from discontinued operations			$ (300)
Disposed of by sale | Oregon asset group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration											$ 2,000
Net gain (loss) from discontinued operations				$ (2,300)
Disposed of by sale | Kalamazoo, Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) from discontinued operations					$ 500
Disposed of by sale | Battle Creek and Bangor, Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) from discontinued operations							$ 700
Lease termination fee									$ 200
Payment of lease termination fee		$ 100
Disposed of by sale | Battle Creek and Bangor, Michigan | Subsequent events
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment of lease termination fee	$ 100